Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of January 2017

Collection Period Start	1-Jan-17	Distribution Date	15-Feb-17
Collection Period End	31-Jan-17	30/360 Days	30
Beg. of Interest Period	17-Jan-17	Actual/360 Days	29
End of Interest Period	15-Feb-17

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,126,257,618.08	343,753,585.07	292,266,954.05	0.2595028
Total Securities		1,126,257,618.08	343,753,585.07	292,266,954.05	0.2595028
Class A-1 Notes	0.200000%	124,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.730000%	137,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.000000%	260,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	1.120000%	296,000,000.00	34,495,966.99	0.00	0.0000000
Class A-4 Notes	1.290000%	129,050,000.00	129,050,000.00	112,059,335.97	0.8683405
Certificates	0.000000%	180,207,618.08	180,207,618.08	180,207,618.08	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	34,495,966.99	32,196.24	116.5404290	0.1087711
Class A-4 Notes	16,990,664.03	138,728.75	131.6595430	1.0750000
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	51,486,631.02	170,924.99

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				4,622,385.35
Monthly Interest				1,610,171.32
Total Monthly Payments				6,232,556.67

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				228,805.75
Aggregate Sales Proceeds Advance				23,851,770.32
Total Advances				24,080,576.07

Vehicle Disposition Proceeds:
Reallocation Payments				35,564,355.17
Repurchase Payments				2,143,322.60
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				9,458,946.55
Excess Wear and Tear and Excess Mileage				438,731.97
Remaining Payoffs				0.00
Net Insurance Proceeds				302,588.78
Residual Value Surplus				544,331.80
Total Collections				78,765,409.61

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	23,394,522.07			1,572
Involuntary Repossession	156,223.00			12
Voluntary Repossession	51,378.00			4
Full Termination	11,950,898.10			888
Bankruptcty	11,334.00			1
Insurance Payoff		300,783.86		16
Customer Payoff			550,647.56	30
Grounding Dealer Payoff			5,379,982.62	314
Dealer Purchase			1,946,562.07	103
Total	35,564,355.17	300,783.86	7,877,192.25	2,940

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of January 2017

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	19,420	394,755,613.71	7.00000%	343,753,585.07
Total Depreciation Received		(5,612,562.79)		(4,537,523.91)
Principal Amount of Gross Losses	(45)	(932,000.48)		(824,986.13)
Repurchase / Reallocation	(146)	(2,378,309.30)		(2,143,322.60)
Early Terminations	(1,395)	(26,346,169.49)		(23,147,798.84)
Scheduled Terminations	(1,301)	(23,279,335.52)		(20,832,999.54)
Pool Balance - End of Period	16,533	336,207,236.13		292,266,954.05

Remaining Pool Balance
Lease Payment				38,462,415.93
Residual Value				253,804,538.12
Total				292,266,954.05

III. DISTRIBUTIONS

Total Collections					78,765,409.61
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					78,765,409.61

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					396,955.54
3. Reimbursement of Sales Proceeds Advance					25,952,055.30
4. Servicing Fee:
Servicing Fee Due					286,461.32
Servicing Fee Paid					286,461.32
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					26,635,472.16

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall					0.00
Class A-2a Notes Interest on Interest Carryover Shortfall					0.00
Class A-2a Notes Monthly Available Interest Distribution Amount					0.00

Class A-2a Notes Monthly Interest Paid					0.00
Chg in Class A-2a Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall					0.00
Class A-2b Notes Interest on Interest Carryover Shortfall					0.00
Class A-2b Notes Monthly Available Interest Distribution Amount					0.00

Class A-2b Notes Monthly Interest Paid					0.00
Chg in Class A-2b Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					32,196.24

Class A-3 Notes Monthly Interest Paid					32,196.24
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of January 2017

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	138,728.75

Class A-4 Notes Monthly Interest Paid	138,728.75
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	170,924.99
Total Note and Certificate Monthly Interest Paid	170,924.99
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	51,959,012.46

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	51,486,631.02

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	51,486,631.02
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	472,381.44

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of January 2017

IV. RESERVE ACCOUNT

Initial Reserve Account Amount				5,631,288.09
Required Reserve Account Amount				16,893,864.27
Beginning Reserve Account Balance				16,893,864.27
Additional Cash Infusion				0.00
Reinvestment Income for the Period				0.00
Reserve Fund Available for Distribution				16,893,864.27
Reserve Fund Draw Amount				0.00
Deposit of Remaining Available Collections				472,381.44
Gross Reserve Account Balance				17,366,245.71
Remaining Available Collections Released to Seller				472,381.44
Total Ending Reserve Account Balance				16,893,864.27

V. POOL STATISTICS

Weighted Average Remaining Maturity				6.34
Monthly Prepayment Speed				122%
Lifetime Prepayment Speed				84%

		$		units
Recoveries of Defaulted and Casualty Receivables			603,507.27
Securitization Value of Defaulted Receivables and Casualty Receivables			824,986.13	45
Aggregate Defaulted and Casualty Gain (Loss)			(221,478.86)
Pool Balance at Beginning of Collection Period			343,753,585.07
Net Loss Ratio
Current Collection Period			-0.0644%
Preceding Collection Period			-0.0180%
Second Preceding Collection Period			0.0050%
Third Preceding Collection Period			0.0000%

Cumulative Net Losses for all Periods			0.4114%	4,633,161.22

Delinquent Receivables:	% of BOP Pool Balance	Amount		Number
31-60 Days Delinquent	0.84%		2,870,505.50	162
61-90 Days Delinquent	0.33%		1,123,708.14	64
91-120+ Days Delinquent	0.12%		399,695.63	23
More than 120 Days	0.02%		60,507.92	3
Total Delinquent Receivables:	1.30%		4,454,417.19	252

61+ Days Delinquencies as Percentage of Receivables		Amount		Number
Current Collection Period			0.46%	0.46%
Preceding Collection Period			0.41%	0.40%
Second Preceding Collection Period			0.33%	0.33%
Third Preceding Collection Period			0.31%	0.30%

Aggregate Sales Performance of Auctioned Vehicles		$		units
Sales Proceeds			35,345,420.17	2,460
Securitization Value			39,422,709.84	2,460
Aggregate Residual Gain (Loss)			(4,077,289.67)

Cumulative Sales Performance of Auctioned Vehicles		$		units
Cumulative Sales Proceeds			291,201,980.76	20,311
Cumulative Securitization Value			324,297,488.67	20,311
Cumulative Residual Gain (Loss)			(33,095,507.91)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance				42,856,651.07
Reimbursement of Outstanding Advance				25,952,055.30
Additional Advances for current period				23,851,770.32
Ending Balance of Residual Advance				40,756,366.09

Beginning Balance of Payment Advance				875,085.10
Reimbursement of Outstanding Payment Advance				396,955.54
Additional Payment Advances for current period				228,805.75
Ending Balance of Payment Advance				706,935.31

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of January 2017

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	NO

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	NO